Related parties (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		$ 411,797	$ 375,306
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		13,681	34,266
Accounts payable - Related parties		(8,147)	(7,132)
Accounts payable to related parties		5,534	27,134
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[1]	372,327	345,609
Balances payable to related parties [Abstract]
Amounts payable, related party transactions	[2]	8,470	30,353
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[3]	19,900	23,552
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[4]	19,570	6,145
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		3,601	3,134
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		1,248	779
Freeport Cobalt OY [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		296	0
Minera Freeport-McMoRan South America S.A.C. [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		$ 66	$ 0

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production from January 1, 2017 to December 31, 2021. These amounts exclude adjustments for embedded derivatives (see Note 5). Terms of the contracts are reviewed annually.
[2]	Accounts payable to FMC as of December 31, 2017, is related to stock option benefits for US$8.1 million. The balance as of December 31, 2016, includes US$22.3 million for the purchase of used shovels and US$7.1 million of stock option benefits.
[3]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production from January 1, 2017 to December 31, 2021. These amounts exclude adjustments for embedded derivatives (see Note 5). Terms of the contracts are reviewed annually.
[4]	The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight) from January 1, 2015 through December 31, 2020. These amounts exclude adjustments for embedded derivatives (see Note 5).